Fair Value of Financial Instruments (Details) - Schedule of the Fair Value of the Forward Purchase Agreement Liability, Measured Using Level 3 Inputs - USD ($)	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Schedule Of The Fair Value Of The Forward Purchase Agreement Liability Measured Using Level3 Inputs Abstract
Forward purchase agreement liability, Beginning balance	$ 291,011	$ 285,567	$ 1,887,939	$ 1,726,908
Change in fair value	(167,724)	5,444	(110,823)	161,031
Forward purchase agreement liability, Ending balance	$ 123,287	$ 291,011	$ 1,777,116	$ 1,887,939